JULIE COLLETT
Senior Director & Counsel
(303) 902-9135
julie.collett@equitable.com

LAW DEPARTMENT

September 22, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company

Form S-3 Registration Statement

CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Structured Investment Option® (“SIO”) under the Investment Edge® 2021 contracts to be offered by Equitable Financial.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Investment Option design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies® PLUS Registration Statement as recently as April 21, 2020.

The principal differences between the new Structured Investment Option and Structured Capital Strategies® PLUS are:

•	imposition of a separate account charge assessed against the segments (the “Contract Fee”); and

•	the ability to transfer out of segments during the segment duration.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to have Structured Investment Option effective by November 20, 2020. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before November 2, 2020, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

At the appropriate time, Equitable Financial will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (303) 902-9135 if you have any questions.

Very truly yours,

/s/ Julie Collett
Julie Collett

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104